Employee Benefits, Changes in Fair Value in Pension Plan And Other Benefit Plan Assets Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at end of year	$ 9,364	$ 9,490
Pension plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at end of year	9,409	9,539
Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	594	792
Gross Realized Gain (Loss)	52	32
Gross Unrealized Gain (Loss)	69	17
Purchases, sales, and settlements, net	(71)	(46)
Transfers into/(out of) Level 3	14	(201)
Fair value of plan assets at end of year	658	594
Other benefits plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at end of year	645	636
Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	22	47
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	(25)
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	22	22
Long duration fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	1	1
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	0
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	1	1
Intermediate (core) fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	0	6
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	0
Transfers into/(out of) Level 3	0	(6)
Fair value of plan assets at end of year	0	0
High-yield fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	0	1
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	0
Transfers into/(out of) Level 3	0	(1)
Fair value of plan assets at end of year	0	0
Domestic large-cap stocks [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	0	2
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	0
Transfers into/(out of) Level 3	0	(2)
Fair value of plan assets at end of year	0	0
International stocks [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	1	1
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	1
Transfers into/(out of) Level 3	0	(1)
Fair value of plan assets at end of year	1	1
Real estate/timber [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	328	355
Gross Realized Gain (Loss)	27	22
Gross Unrealized Gain (Loss)	52	2
Purchases, sales, and settlements, net	(113)	(51)
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	294	328
Real estate/timber [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	0	12
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	(12)
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	0	0
Hedge funds [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	71	251
Gross Realized Gain (Loss)	5	1
Gross Unrealized Gain (Loss)	6	2
Purchases, sales, and settlements, net	56	8
Transfers into/(out of) Level 3	14	(191)
Fair value of plan assets at end of year	152	71
Hedge funds [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	0	8
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	(8)
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	0	0
Private equity [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	145	129
Gross Realized Gain (Loss)	19	8
Gross Unrealized Gain (Loss)	6	10
Purchases, sales, and settlements, net	(12)	(2)
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	158	145
Private equity [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	0	4
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	(4)
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	0	0
Other [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	48	46
Gross Realized Gain (Loss)	1	1
Gross Unrealized Gain (Loss)	5	3
Purchases, sales, and settlements, net	(2)	(2)
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	52	48
Other [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	22	23
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	(1)
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	$ 22	$ 22